Note 9 - Vessels and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Cost	Vessels	Leased Vessels	Dry docking and Special survey	Other fixed assets	Total
Balance at December 31, 2011	$433,483	$101,500	$8,969	$1,024	$544,976
Additions	-	-	985	-	985
Disposals — Discontinued operations	(376,517)	(101,500)	(7,759)	-	(485,776)
Balance at December 31, 2012	$56,966	$-	$2,195	$1,024	$60,185
Additions	-	-	366	5	371
Balance at December 31, 2013	$56,966	$-	$2,561	$1,029	$60,556
Additions	43,097	47,554	668	19	91,338
Loss on sale and leaseback	-	(1,150)	-	-	(1,150)
Balance at December 31, 2014	$100,063	$46,404	$3,229	$1,048	$150,744
Accumulated Depreciation and Amortization
Balance at December 31, 2011	$(238,502)	$(28,474)	$(7,761)	$(720)	$(275,457)
Depreciation and Amortization for the period	(5,168)	(209)	(428)	(184)	(5,989)
Impairment loss (Note 3)	(5,075)	-	(836)	-	(5,911)
Disposals — Discontinued operations	228,294	28,683	7,698	-	264,675
Balance at December 31, 2012	$(20,451)	$-	$(1,327)	$(904)	$(22,682)
Depreciation and Amortization for the period	(2,536)		(196)	(75)	(2,807)
Balance at December 31, 2013	$(22,987)	$-	$(1,523)	$(979)	$(25,489)
Depreciation and Amortization for the period	(2,719)	(737)	(285)	(50)	(3,791)
Impairment loss (Note 3)	-	-	(209)	-	(209)
Balance at December 31, 2014	$(25,706)	$(737)	$(2,017)	$(1,029)	$(29,489)
Net book value — December 31, 2012	$36,515	$-	$868	$120	$37,503
Net book value — December 31, 2013	$33,979	$-	$1,038	$50	$35,067
Net book value — December 31, 2014	$74,357	$45,667	$1,212	$19	$121,255